Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 58,986		$ 65,259	[1],[2]	$ 65,165
Costs and expenses:
Cost of sales	11,334	[3]	14,076	[3]	14,788	[3]
Selling, informational and administrative expenses	16,616	[3]	18,832	[3]	18,973	[3]
Research and development expenses	7,870	[3]	9,074	[1],[3]	9,483	[3]
Amortization of intangible assets	5,175		5,544		5,364
Restructuring charges and certain acquisition-related costs	1,880	[4]	2,930	[4]	3,145	[4]
Other deductions––net	4,031		2,499		3,941
Income from continuing operations before provision for taxes on income	12,080	[5],[6],[7]	12,304	[1],[5],[6],[7]	9,471	[5],[6],[7]
Provision for taxes on income	2,562	[10],[11],[8],[9]	3,909	[10],[11],[8],[9]	1,153	[10],[11],[8],[9]
Income from continuing operations	9,518		8,395		8,318
Discontinued operations:
Income/(loss) from discontinued operations––net of tax	297	[12]	350	[12]	(19)	[12]
Gain/(loss) on sale of discontinued operations––net of tax	4,783	[12]	1,304	[12]	(11)	[12]
Discontinued operations––net of tax	5,080	[12]	1,654	[12]	(30)	[12]
Net income before allocation to noncontrolling interests	14,598		10,049		8,288
Less: Net income attributable to noncontrolling interests	28		40		31
Net income attributable to Pfizer Inc.	$ 14,570		$ 10,009		$ 8,257
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.27	[13]	$ 1.07	[13]	$ 1.03	[13]
Discontinued operations––net of tax	$ 0.68	[13]	$ 0.21	[13]	$ 0.00	[13]
Net income attributable to Pfizer Inc. common shareholders	$ 1.96	[13]	$ 1.28	[13]	$ 1.03	[13]
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.26	[13]	$ 1.06	[13]	$ 1.03	[13]
Discontinued operations––net of tax	$ 0.68	[13]	$ 0.21	[13]	$ 0.00	[13]
Net income attributable to Pfizer Inc. common shareholders	$ 1.94	[13]	$ 1.27	[13]	$ 1.02	[13]
Weighted-average shares––basic	7,442		7,817		8,036
Weighted-average shares––diluted	7,508		7,870		8,074
Cash dividends paid per common share	$ 0.88		$ 0.80		$ 0.72

[1]	) For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	) For 2011, includes King commencing on the acquisition date of January 31, 2011
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[4]	From the beginning of our cost-reduction and transformation initiatives in 2005 through December 31, 2012, Employee termination costs represent the expected reduction of the workforce by approximately 62,200 employees, mainly in manufacturing, sales and research, of which approximately 51,700 employees have been terminated as of December 31, 2012. In 2012, substantially all employee termination costs represent additional costs with respect to approximately 4,800 employees.The restructuring charges in 2012 are associated with the following:•Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($175 million), Established Products and Emerging Markets operating segment ($125 million), Animal Health operating segment ($59 million), Consumer Healthcare operating segment ($45 million), research and development operations ($6 million income), manufacturing operations ($265 million) and Corporate ($516 million).The restructuring charges in 2011 are associated with the following:•Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Animal Health operating segment ($45 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($287 million) and Corporate ($422 million).The restructuring charges in 2010 are associated with the following:•Primary Care operating segment ($71 million), Specialty Care and Oncology operating segment ($197 million), Established Products and Emerging Markets operating segment ($43 million), Animal Health operating segment ($34 million), Consumer Healthcare operating segment ($12 million), research and development operations ($297 million), manufacturing operations ($1.1 billion) and Corporate ($350 million).
[5]	2011 v. 2010––The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, lower impairment charges, as well as increased revenues from biopharmaceutical products, such as the Prevnar/Prevenar family, Enbrel and Celebrex.
[6]	) Income from continuing operations before provision for taxes on income.
[7]	2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global over-the-counter rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower purchase accounting costs, lower acquisition-related costs, and lower charges related to cost-reduction and productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.
[8]	In 2012, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.2 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes); •U.S. tax benefits of approximately $1.1 billion, representing tax and interest, resulting from a multi-year settlement with the IRS with respect to audits of the Pfizer Inc. tax returns for the years 2006 through 2008, and international tax benefits of approximately $310 million, representing tax and interest, resulting from the resolution of certain tax positions pertaining to prior years with various foreign tax authorities, and from the expiration of certain statutes of limitations;•The non-deductibility of a $336 million fee payable to the federal government as a result of the U.S. Healthcare Legislation; •The non-deductibility of the $491 million legal charge associated with Rapamune litigation (see also Note 4. Other Deductions––Net); and•The expiration of the U.S. research and development tax credit on December 31, 2011.
[9]	In all years, federal, state and international net tax liabilities assumed or established as part of a business acquisition are not included in Provision for taxes on income (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[10]	In 2011, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.1 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes); •International tax benefits of approximately $267 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities and from the expiration of certain statutes of limitations, and U.S. tax benefits of approximately $80 million, representing tax and interest, resulting from the settlement of certain audits with the IRS; and•The non-deductibility of a $248 million fee payable to the federal government as a result of the U.S. Healthcare Legislation.
[11]	n 2010, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.5 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes);•U.S. tax benefits of approximately $2.0 billion, representing tax and interest, resulting from a multi-year audit settlement with the IRS, and international tax benefits of approximately $460 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities, and from the expiration of certain statutes of limitations; and•The write-off of approximately $270 million of deferred tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage, resulting from the provisions of the U.S. Healthcare Legislation enacted in March 2010 concerning the tax treatment of that subsidy effective for tax years beginning after December 31, 2012.
[12]	Includes the Nutrition business for all periods presented (through November 30, 2012) and the Capsugel business for 2011 (through August 1, 2011) and 2010 only. The net loss in 2010 includes the impairment of an indefinite-lived Brand intangible asset in the Nutrition business of approximately $385 million (pre-tax).
[13]	EPS amounts may not add due to rounding.